UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.62%

Aerospace & Defense 0.53%

Astronics Corp. Class B*	12,481	$465
Hexcel Corp.	342,998	15,888
Total		16,353

Banks 3.05%

Bank of the Ozarks, Inc.	442,768	22,147
PrivateBancorp, Inc.	570,719	23,873
SVB Financial Group*	132,040	16,118
Western Alliance Bancorp*	881,222	31,504
Total		93,642

Biotechnology 8.74%

ACADIA Pharmaceuticals, Inc.*	508,014	17,689
Agios Pharmaceuticals, Inc.*	238,626	17,386
Anacor Pharmaceuticals, Inc.*	68,276	7,675
Bluebird Bio, Inc.*	85,136	6,567
Blueprint Medicines Corp.*	371,608	7,466
Celldex Therapeutics, Inc.*	338,992	4,088
Cepheid, Inc.*	232,965	7,781
Chimerix, Inc.*	419,081	16,420
Clovis Oncology, Inc.*	254,656	25,443
Dyax Corp.*	1,220,600	33,603
Foundation Medicine, Inc.*	550,731	12,347
Global Blood Therapeutics, Inc.*	107,767	5,025
Juno Therapeutics, Inc.*	229,331	11,870
Neurocrine Biosciences, Inc.*	386,518	18,974
Ophthotech Corp.*	74,064	3,698
Sage Therapeutics, Inc.*	254,350	12,776
Seres Therapeutics, Inc.*	155,738	4,616
Spark Therapeutics, Inc.*	512,225	27,609
TESARO, Inc.*	239,297	10,881
Ultragenyx Pharmaceutical, Inc.*	167,688	16,660
Total		268,574

Building Products 1.62%

Apogee Enterprises, Inc.	341,957	16,937
Builders FirstSource, Inc.*	2,775,230	32,803
Total		49,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Capital Markets 1.65%

Evercore Partners, Inc. Class A	306,267	$16,539
WisdomTree Investments, Inc.	1,773,340	34,101
Total		50,640

Chemicals 0.24%

Flotek Industries, Inc.*	410,690	7,433

Commercial Services & Supplies 1.35%

Healthcare Services Group, Inc.	551,038	20,532
US Ecology, Inc.	536,734	21,045
Total		41,577

Communications Equipment 1.70%

Arista Networks, Inc.*	319,217	20,593
Infinera Corp.*	1,261,650	24,930
Ruckus Wireless, Inc.*	598,732	6,754
Total		52,277

Distributors 1.23%

Pool Corp.	462,815	37,738

Diversified Consumer Services 1.99%

2U, Inc.*	1,418,030	29,750
Bright Horizons Family Solutions, Inc.*	492,140	31,507
Total		61,257

Diversified Financial Services 2.40%

CBOE Holdings, Inc.	570,818	38,268
MarketAxess Holdings, Inc.	349,909	35,449
Total		73,717

Energy Equipment & Services 0.32%

Core Laboratories NV (Netherlands)(a)	83,460	9,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.27%

Casey’s General Stores, Inc.	366,613	$38,942

Food Products 2.50%

Blue Buffalo Pet Products, Inc.*	1,182,436	21,213
Calavo Growers, Inc.	367,633	18,900
Hain Celestial Group, Inc. (The)*	270,979	13,508
Snyder’s-Lance, Inc.	651,835	23,166
Total		76,787

Health Care Equipment & Supplies 4.73%

ABIOMED, Inc.*	187,870	13,839
Align Technology, Inc.*	505,471	33,088
Endologix, Inc.*	1,123,607	9,596
Glaukos Corp.*	374,950	7,514
LDR Holding Corp.*	562,464	14,230
Nevro Corp.*	181,161	7,386
Penumbra, Inc.*	214,417	7,940
ZELTIQ Aesthetics, Inc.*	1,535,548	51,809
Total		145,402

Health Care Providers & Services 2.97%

Diplomat Pharmacy, Inc.*	482,307	13,558
HealthEquity, Inc.*	1,061,338	34,716
Molina Healthcare, Inc.*	320,661	19,881
WellCare Health Plans, Inc.*	260,099	23,045
Total		91,200

Health Care Technology 4.13%

athenahealth, Inc.*	239,851	36,565
Evolent Health, Inc. Class A*	1,155,454	14,848
Medidata Solutions, Inc.*	360,929	15,520
Press Ganey Holdings, Inc.*	1,032,531	32,359
Veeva Systems, Inc. Class A*	1,089,815	27,649
Total		126,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.24%

BJ’s Restaurants, Inc.*	548,747	$23,558
Buffalo Wild Wings, Inc.*	127,325	19,643
Habit Restaurants, Inc. (The) Class A*	481,079	11,488
Panera Bread Co. Class A*	255,370	45,295
Zoe’s Kitchen, Inc.*	879,966	30,297
Total		130,281

Information Technology Services 5.95%

Blackhawk Network Holdings, Inc.*	618,259	26,326
EPAM Systems, Inc.*	566,043	43,783
Euronet Worldwide, Inc.*	309,119	24,804
Heartland Payment Systems, Inc.	427,447	31,631
MAXIMUS, Inc.	387,514	26,429
Virtusa Corp.*	524,523	30,123
Total		183,096

Internet & Catalog Retail 3.19%

Etsy, Inc.*	793,514	8,649
Liberty TripAdvisor Holdings, Inc. Class A*	1,234,276	38,497
Wayfair, Inc. Class A*	1,208,816	51,097
Total		98,243

Internet Software & Services 9.80%

Benefitfocus, Inc.*	1,197,182	38,262
Cimpress NV (Netherlands)*(a)	212,540	16,769
comScore, Inc.*	527,171	22,552
Cornerstone OnDemand, Inc.*	795,371	25,054
Criteo SA ADR*	959,713	36,527
Demandware, Inc.*	303,060	17,184
GoDaddy, Inc. Class A*	1,153,897	31,709
Gogo, Inc.*	2,236,859	31,607
HomeAway, Inc.*	571,192	18,027
LogMeIn, Inc.*	110,116	7,417
New Relic, Inc.*	597,550	23,693
Shopify, Inc. Class A (Canada)*(a)	559,655	18,032
Zillow Group, Inc. Class A*	473,382	14,585
Total		301,418

Leisure Product 0.58%

Brunswick Corp.	330,564	17,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Machinery 2.22%

Nordson Corp.	195,098	$13,899
Proto Labs, Inc.*	507,683	32,918
RBC Bearings, Inc.*	314,526	21,510
Total		68,327

Media 2.12%

IMAX Corp. (Canada)*(a)	1,133,900	43,530
Rentrak Corp.*	393,575	21,718
Total		65,248

Oil, Gas & Consumable Fuels 0.52%

GasLog Ltd. (Monaco)(a)	1,375,848	15,919

Pharmaceuticals 1.93%

Intersect ENT, Inc.*	392,789	7,526
Prestige Brands Holdings, Inc.*	1,055,101	51,710
Total		59,236

Professional Services 0.40%

Advisory Board Co. (The)*	282,459	12,380

Road & Rail 1.43%

Genesee & Wyoming, Inc. Class A*	292,000	19,593
Knight Transportation, Inc.	961,679	24,446
Total		44,039

Semiconductors & Semiconductor Equipment 3.26%

Ambarella, Inc.*	136,416	6,745
Cavium, Inc.*	598,803	42,485
Cirrus Logic, Inc.*	543,539	16,757
SunPower Corp.*	482,802	12,958
Synaptics, Inc.*	110,224	9,379
Tessera Technologies, Inc.	344,864	12,060
Total		100,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Software 14.62%

Callidus Software, Inc.*	885,658	$15,384
CyberArk Software Ltd. (Israel)*(a)	476,748	23,666
FireEye, Inc.*	249,830	6,533
Fleetmatics Group plc (Ireland)*(a)	562,736	31,322
Glu Mobile, Inc.*	4,255,771	17,534
Guidewire Software, Inc.*	420,321	24,475
Manhattan Associates, Inc.*	489,915	35,690
Materialise NV ADR*	743,816	6,278
Paycom Software, Inc.*	1,119,004	42,533
Paylocity Holding Corp.*	1,088,705	36,548
Proofpoint, Inc.*	490,852	34,575
Rubicon Project, Inc. (The)*	357,564	5,421
Synchronoss Technologies, Inc.*	426,200	14,994
Tableau Software, Inc. Class A*	275,515	23,132
Tyler Technologies, Inc.*	252,825	43,071
Ultimate Software Group, Inc. (The)*	353,882	72,316
Zendesk, Inc.*	792,651	15,948
Total		449,420

Specialty Retail 3.17%

Asbury Automotive Group, Inc.*	178,204	14,114
Monro Muffler Brake, Inc.	350,587	26,003
Restoration Hardware Holdings, Inc.*	555,589	57,275
Total		97,392

Technology Hardware, Storage & Peripherals 1.07%

Nimble Storage, Inc.*	1,118,474	25,277
Pure Storage, Inc. Class A*	433,565	7,644
Total		32,921

Textiles, Apparel & Luxury Goods 1.14%

G-III Apparel Group Ltd.*	361,915	19,938
Steven Madden Ltd.*	435,410	15,174
Total		35,112

Thrifts & Mortgage Finance 0.73%

Essent Group Ltd.*	928,785	22,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 0.83%

United Rentals, Inc.*	341,042	$25,530
Total Common Stocks (cost $2,795,048,405)		3,001,047

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.01%

Repurchase Agreement

Repurchase Agreement dated 10/30/2015, Zero Coupon due 11/2/2015 with Fixed Income Clearing Corp. collateralized by $93,945,000 of Federal Home Loan Mortgage Corp. 0.875% due 2/22/2017; value: $94,414,725; proceeds: $92,559,133 (cost $92,559,133)	$92,559	$92,559
Total Investments in Securities 100.63% (cost $2,887,607,538)		3,093,606
Liabilities in Excess of Cash and Other Assets (0.63)%		(19,225)
Net Assets 100.00%		$3,074,381

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2015

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,001,047	$—	$—	$3,001,047
Repurchase Agreement	—	92,559	—	92,559
Total	$3,001,047	$92,559	$—	$3,093,606

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended October 31, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,926,845,792
Gross unrealized gain	322,598,058
Gross unrealized loss	(155,838,344)
Net unrealized security gain	$166,759,714

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: December 21, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2015